Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumption (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Fair value per common share	$ 0.0121
Weighted-average grant date fair value			$ 0.99
Weighted-average risk-free interest rate	0.83%	0.81%	2.10%
Volatility	65.00%	65.00%	65.00%
Expected term (in years)	2 days 12 hours	2 years 6 months	4 years
Dividend rate	0.00%	0.00%	0.00%